Income tax - Components of income tax expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income tax expense comprises:
Current income tax	$ 3,009	$ 2,661	$ 2,741
Movement in deferred tax	88	186	294
Income tax (over)/under provided in prior years	7	(77)	3
Total income tax expense	$ 3,104	2,770	$ 3,038
Movements in deferred tax assets and deferred tax liabilities included in assets and liabilities held for sale		$ 41
Effective income tax rate	30.12%	32.71%	35.74%
Advance Asset Management Limited
Income tax expense comprises:
Other items attributable to tax losses on sale of business unit	$ 86
Australia
Income tax expense comprises:
Total income tax expense	2,637	$ 2,316	$ 2,610
Overseas
Income tax expense comprises:
Total income tax expense	467	454	$ 428
Parent Entity
Income tax expense comprises:
Current income tax	2,393	2,039
Movement in deferred tax	113	202
Income tax (over)/under provided in prior years	(2)	(52)
Total income tax expense	2,504	2,189
Movements in deferred tax assets and deferred tax liabilities included in assets and liabilities held for sale		0
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	2,430	2,128
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 74	$ 61